ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1 ORGANIZATION AND PRINCIPAL ACTIVITIES

a) Organization and principal activities

The accompanying consolidated financial statements include the financial statements of SYSWIN Inc. (the ‘‘Company’’ or ‘‘Syswin’’), SYSWIN Limited (‘‘HK Holding’’), a wholly-owned subsidiary of the Company, Beijing Syswin Zhi Di Technology Company Limited (‘‘Syswin Zhi Di’’), a wholly-owned subsidiary of  HK Holding, and Beijing Syswin Xing Ye Real Estate Brokerage Company Limited, a variable interest entity for which the Company through Syswin Zhi Di and HK Holding is the primary beneficiary (‘‘Syswin Xing Ye’’ or ‘‘VIE’’). The Company, HK Holding, Syswin Zhi Di and the VIE and its subsidiaries are collectively referred to as the ‘‘Group’’. (Please see the list of Company’s subsidiaries, VIE and VIE’s subsidiaries in Note 1).

The Company was incorporated on December 5, 2007 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. HK Holding was incorporated in Hong Kong on December 14, 2007. Syswin Zhi Di and the VIE were incorporated in the People’s Republic of China (‘‘PRC’’ or ‘‘China’’) on July 13, 2010 and November 2, 2004, respectively.

The real estate sales agency services and real estate consultancy services were provided by the Group and other entities beneficially owned by Mr. Chen Liangsheng (‘‘Mr. Chen’’, Chief Executive Officer of the Group). In an effort to consolidate the business and to focus on the primary real estate services, Mr. Chen restructured the Group through disposing of the secondary real estate brokerage business to the entities that were under his common control in August 2010 (Refer to Note 19 for details).

The Group is principally engaged in offering a wide range of services to the real estate industry, including real estate sales agency services and real estate consultancy services in the PRC. The Group’s principal operations and geographic market are in the PRC.

The Company was listed on the New York Stock Exchange and completed its initial public offering on November 24, 2010.

b) Reorganization

In July and August 2010, the Group undertook a restructuring and reorganization (the ‘‘Reorganization’’). As part of the Reorganization, Syswin Zhi Di was incorporated as a wholly owned subsidiary of HK Holding, and Syswin Zhi Di and HK Holding have entered into a series of agreements with the VIE and its shareholders, including Qingling Company Limited (‘‘Qingling’’), a subsidiary of CDH China Fund III, L.P., Mr. Tao Hongbing (‘‘Mr. Tao’’ the former president of the Group) and Beijing Syswin International Real Estate Consulting Group Company Limited (‘‘Syswin International’’), an investment vehicle Mr. Chen owns. The Company has controlling financial interest in the VIE through HK Holding and Syswin Zhi Di’s contractual arrangements with the VIE and its shareholders. Accordingly, the Company has consolidated the VIE and its subsidiaries’ financial statements in the consolidated financial statements as a variable interest entity. The VIE was the predecessor of the Company and operated all of the businesses of the Group prior to the Reorganization.

In July and August 2010, after the corporate restructuring, the ultimate owners’ shareholdings of the Company are identical to their shareholdings of the VIE. The accompanying financial statements have been prepared as if this corporate structure had been in existence throughout the periods presented.

c) Additional capital injection

In order to fund the operations of Syswin Zhi Di, in September 2010, Mr. Chen, through an entity beneficially owned by him, Mr. Tao and China Rebro Limited, a subsidiary of CDH China Fund III, L.P. (collectively, “original shareholders”) agreed to invest US$2.4 million to the Company and the amount of capital injection from each shareholder is in proportion to their individual equity interest in the Company. This additional capital injection will not change the shareholding structure of the Company. The Company has received US$0.3 million from the original shareholders before December 31, 2010. In April 2011, because a portion of the proceeds from initial public offering has been received by Syswin Zhi Di, the original shareholders reached agreement not to invest the other US$2.1 million to the Company.

d) Trademarks Licence Agreement

In October 2010, the Group entered into a non-exclusive licensing agreement with Zhi Di Investment which is an entity beneficially owned by Mr. Chen, under which the Group obtained a non-exclusive license to use those trademarks permanently and free of any fees (see Note 8 for details).

Contractual Arrangements

Due to restrictions under PRC law on foreign investment in primary real estate sales agency and consultancy businesses, Syswin Zhi Di does not engage in the real estate sales agency services as Syswin Zhi Di only conducts business within the business scope as prescribed in the business license, including software development, information technology management support, computer system services, data analysis, application software services, intellectual property services, enterprise management services, and economical information services. The Company conducts substantially all of its operations in China through contractual arrangements with the VIE and its shareholders. The Company depends on the VIE and its respective subsidiaries to operate substantially all of the Company’s business. The Company has through its subsidiaries entered into contractual arrangements with the VIE and its respective shareholders on August 4, 2010, which enable the Company to:

• exercise effective control over the VIE;

• receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of the expected losses from the VIE as if the Company were its sole shareholder; and

• have an exclusive option to purchase all of the equity interests in the VIE.

Set forth below is a summary of those contractual arrangements.

Exclusive Technology Consulting and Service Agreements

Under the exclusive technology consulting and service agreement between the VIE and Syswin Zhi Di, Syswin Zhi Di has the exclusive right to provide to the VIE technology consulting and services related to its business operations. The VIE agrees to pay quarterly service fees to Syswin Zhi Di, which are to be determined on an arm’s length basis. Such quarterly service fees could be up to 100% of the VIE’s total quarterly net profit. This agreement will be valid for ten years and will automatically extend for ten-year terms upon expiration unless both parties agree to terminate the agreement.

Equity Pledge Agreements

Each shareholder of the VIE has entered into an equity pledge agreement with Syswin Zhi Di. Pursuant to this agreement, each shareholder pledged all of his or its equity interests in the VIE, including the right to receive dividends, to Syswin Zhi Di to secure the performance of the VIE’s obligations under the exclusive technology consulting and service agreements described above. If the VIE breaches relevant contractual obligations under this agreement, Syswin Zhi Di, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Each shareholder of the VIE has agreed not to transfer or create any new encumbrance on his or her equity interests without the prior written consent of Syswin Zhi Di. The equity pledge agreement shall terminate when the VIE has fully performed its obligations under the exclusive technology consulting and service agreement.

Exclusive Call Option Agreements

Under the exclusive call option agreement among HK Holding, the VIE, and each shareholder of the VIE, each such shareholder irrevocably granted HK Holding or its designated person(s) an exclusive option to purchase, when and to the extent permitted under PRC law, all or part of his or her equity interests in the VIE. The purchase price for the equity interests in the VIE shall be determined through consultation according to the appraisal value approved by relevant authorities and shall be the minimum amount permissible under PRC law. Such consideration received by the shareholders upon the exercise of the exclusive call options is required to be remitted in full to HK Holding. The exclusive call option agreements will be valid for ten years and are renewable for additional ten-year term at the election of HK Holding, after which the term of renewal shall be at the sole discretion of HK Holding. These exclusive call option agreements provide, among other things, that without HK Holding’s prior written consent:

• each shareholder of the VIE may not transfer, encumber, grant security interest in, or otherwise dispose of any equity interests in the VIE, except as provided in the exclusive call option agreement or equity pledge agreement;

• The VIE may not (i) sell, transfer, grant security interest in or otherwise dispose of any assets, business, revenue or interest, (ii) enter into any material contract except for those incurred in the ordinary course of business, or (iii) incur any liabilities (except for those incurred in the ordinary course of business) or extend loans or credit facilities to any third party;

• The VIE may not declare or pay any dividends and each of its shareholders must remit in full any funds received from the VIE to HK Holding; and

• The VIE may not merge with or acquire any third parties, or make investment in any third parties.

Power of Attorney

Each shareholder of the VIE has executed a power of attorney appointing Syswin Zhi Di to be his or its attorney and irrevocably authorizing it to vote on his or its behalf on all of the matters of the VIE, which require shareholders’ approval.

Under the Exclusive Technology Consulting and Service Agreement, the amount of service fees to be paid by the VIE shall be determined by Syswin Zhi Di. The Company believes Syswin Zhi Di has the power to determine the amount of the service fees as deemed appropriate given that Syswin Zhi Di has effective control over the management and board of directors of the VIE through the Power of Attorney agreements. Accordingly, the Exclusive Technology Consulting and Service Agreement gives Syswin Zhi Di the ability to extract substantially all of the economic benefits out of the VIE at Syswin Zhi Di’s sole discretion. In addition, under the Exclusive Call Option Agreements among HK Holding, the VIE and the shareholders of the VIE, HK Holding has the sole authority to restrict any payment of dividends or any amounts to the shareholders of the VIE. HK Holding also has the right to receive all residual assets of the VIE through the exercise of the call option under the Exclusive Call Option Agreements, when and to the extent permitted by PRC law.

As a result of the contractual arrangements, shareholders of the VIE do not have the ability to control or make decisions affecting the VIE’s business and operations, nor do they have the ability absorb the expected losses or receive the expected residual returns of the VIE. The Company, through Syswin Zhi Di and HK Holding’s assumption of voting and dividend rights, controls the VIE and is the ultimate primary beneficiary of the VIE. Therefore, the Company has consolidated the financial results of the VIE in the Company’s consolidated financial statements.

The Company believes that Syswin Zhi Di and HK Holding’s contractual arrangements with the VIE and the shareholders of the VIE are in compliance with PRC regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the corporate structure and contractual arrangements through which the Company conducts its business in the PRC are found to be in violation of any existing or future PRC regulations, the relevant PRC regulatory authorities could:

•      revoke or refuse to grant or renew the Group’s business and operating licenses;

•      restrict or prohibit related party transactions between Syswin Zhi Di and the VIE, and HK Holding and the VIE;

•      impose fines or other requirements which the Group may find difficult or impossible to comply with;

•      requiring the Group to alter the corporate structure; and

•      restrict or prohibit the Group’s ability to finance its operations.

The imposition of any of these penalties could result in a material adverse effect on the Group’s results of operations and financial condition. Any changes in PRC regulations that affect the Company’s ability to exercise effective control over the VIE and receive substantially all of the economic benefits and residual returns of the VIE may preclude the Company from consolidating the VIE in the future. In addition, the legal owners of the VIE are different from the legal owners of the Company, Syswin Zhi Di and HK Holding, and therefore the Company cannot be assured that when conflicts of interest arise, any or all of the shareholders if the VIE will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. In addition, the shareholders of the VIE may breach, cause the VIE to breach or refuse to renew the existing contractual arrangements with Syswin Zhi Di and HK Holding.

As of December 31, 2011, the total assets of the VIE were RMB788.0 million, mainly comprising cash and cash equivalents, accounts receivable, other receivables, prepaid expenses - related party, intangible assets, deferred tax assets, property and equipment and other non-current assets. As of December 31, 2011, the total liabilities of the VIE were RMB357.4 million, mainly comprising payable to Syswin Zhi Di, accrued expenses and other current liabilities, income tax payable, dividend payable and deferred revenue.

In accordance with the above contractual agreements, the Company has power to direct activities of the VIE, and can have assets transferred out of the VIE without any restrictions. Therefore the Company considers that there is no asset in the VIE that can be used only to settle obligations of the VIE, except for the registered capital and PRC statutory reserves of the VIE amounting to RMB261.7 million as of December 31, 2011. As the VIE is incorporated as limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIE.

The following combined financial information of the VIE and its subsidiaries were included in the accompanying consolidated financial statements of the Group as follows:

	December 31,
	2010	2011

Total assets	576,687	788,034
Total liabilities	173,697	357,403

	Years Ended December 31,
	2009	2010	2011

Net revenue	432,736	629,022	594,619
Net income	152,417	191,613	28,541

	Years Ended December 31,
	2009	2010	2011

Net cash provided by (used in) operating activities	18,632	161,407	(29,046)
Net cash provided by (used in) investing activities	(27,311)	85,298	(12,108)
Net cash provided by (used in) financing activities	182,578	(265,409)	141,822
	173,899	(18,704)	100,668

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIE, and there is no VIE where the Company has variable interest but is not the primary beneficiary.

As of December 31, 2011, the Company’s subsidiaries, VIE and VIE’s subsidiaries are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity

Direct subsidiary

	SYSWIN Limited (“HK Holding”)	December 14 2007	Hong Kong	100%	Subsidiary	Investment holding

Indirect subsidiary

	Beijing Syswin Zhi Di Technology Company Limited (“Syswin Zhi Di”)	July 13 2010	PRC	100%	Subsidiary	Enterprise management services

VIE and VIE’s subsidiaries

1	Beijing Syswin Xing Ye Real Estate Brokerage Company Limited (“Syswin Xing Ye”)	November 2 2004	PRC	—	VIE	Sales agency

2	Beijing Syswin Zhi Di Real Estate Consulting Company Limited (“Syswin Consulting”)	January 18 2006	PRC	—	Subsidiary of VIE	Property consultancy

3	Beijing Syswin Chuang Xin Real Estate Brokerage Company Limited (“Chuang Xin”)*	February 20 2008	PRC	—	Subsidiary of VIE	Brokerage business

4	Tianjin Syswin Xing Ye Real Estate Brokerage Company Limited (“Tianjin Syswin”)	May 16 2006	PRC	—	Subsidiary of VIE	Sales agency

5	Hohhot Syswin Real Estate Consulting Company Limited (“Hohhot Syswin”)	June 9 2005	PRC	—	Subsidiary of VIE	Sales agency

6	Guiyang Syswin Real Estate Brokerage Company Limited (“Guiyang Syswin”)	November 23 2006	PRC	—	Subsidiary of VIE	Sales agency

7	Yantai Syswin Real Estate Brokerage Company Limited (“Yantai Syswin”)	July 4 2006	PRC	—	Subsidiary of VIE	Sales agency

8	Qingdao Syswin Xing Ye Real Estate Brokerage Company Limited (“Qingdao Syswin”)	July 16 2008	PRC	—	Subsidiary of VIE	Sales agency

9	Jinan Syswin Real Estate Brokerage Company Limited (“Jinan Syswin”)	November 7 2007	PRC	—	Subsidiary of VIE	Sales agency

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity

10	Chongqing Syswin Real Estate Brokerage Company Limited (“Chongqing Syswin”)	January 15 2008	PRC	—	Subsidiary of VIE	Sales agency

11	Shenyang Syswin Xing Ye Real Estate Brokerage Company Limited (“Shenyang Syswin”)	April 8 2008	PRC	—	Subsidiary of VIE	Sales agency

12	Yinchuan Syswin Xing Ye Real Estate Brokerage Company Limited (“Yinchuan Syswin”)	March 26 2008	PRC	—	Subsidiary of VIE	Sales agency

13	Chengdu Syswin Real Estate Brokerage Company Limited (“Chengdu Syswin”)	April 14 2008	PRC	—	Subsidiary of VIE	Sales agency

14	Dalian Syswin Real Estate Brokerage Company Limited (“Dalian Syswin”)	June 26 2008	PRC	—	Subsidiary of VIE	Sales agency

15	Suzhou Syswin Real Estate Brokerage Company Limited (“Suzhou Syswin”)	April 14 2009	PRC	—	Subsidiary of VIE	Sales agency

16	Shaanxi Syswin Xing Ye Real Estate Brokerage Company Limited(“Shaanxi Syswin”)	January 12 2011	PRC	—	Subsidiary of VIE	Sales agency

17	Shanxi Syswin Xing Ye Real Estate Brokerage Company Limited (“Shanxi Syswin”)	September 30 2009	PRC	—	Subsidiary of VIE	Sales agency

18	Nanjing Syswin Xing Ye Real Estate Brokerage Company Limited (“Nanjing Syswin”)	March 29 2010	PRC	—	Subsidiary of VIE	Sales agency

19	Beijing Syswin Jia Ye Real Estate Brokerage Company Limited (“Syswin Jia Ye”)	February 24 2010	PRC	—	Subsidiary of VIE	Sales agency

20	Beijing Syswin Zhi Di Real Estate Management Company Limited (“Zhi Di Management”)*	June 2 2010	PRC	—	Subsidiary of VIE	Real estate management

21	Hangzhou Syswin Real Estate Brokerage Company Limited (“Hangzhou Syswin”)	July 29 2010	PRC	—	Subsidiary of VIE	Sales agency

22	Shanghai Syswin Real Estate Brokerage Company Limited (“Shanghai Syswin”)	September 8 2010	PRC	—	Subsidiary of VIE	Sales agency

23	Wuhan Syswin Xing Ye Real Estate Brokerage Company Limited (“Wuhan Syswin”)	September 29 2011	PRC	—	Subsidiary of VIE	Sales agency

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity

24	Changsha Syswin Real Estate Brokerage Company Limited (“Changsha Syswin”)	August 11 2011	PRC	—	Subsidiary of VIE	Sales agency

25	Wuxi Syswin Xing Ye Real Estate Brokerage Company Limited (“Wuxi Syswin”)	November 28 2011	PRC	—	Subsidiary of VIE	Sales agency

26	Hefei Syswin Real Estate Brokerage Company Limited (“Hefei Syswin”)	June 28 2011	PRC	—	Subsidiary of VIE	Sales agency

27	Beijing Ling Hao Ya Zhi Advertising Company Limited (“Ling Hao Ya Zhi”)	September 1 2011	PRC	—	Subsidiary of VIE	Advertising company

28	Shenzhen Syswin Xing Ye Real Estate Brokerage Company Limited (“Shenzhen Syswin”) **	February 21 2000	PRC	—	Subsidiary of VIE	Sales agency

29	Dongguan Syswin Real Estate Brokerage Company Limited (“Dongguan Syswin”)	December 18 2006	PRC	—	Subsidiary of Shenzhen Syswin	Sales agency

30	Huizhou Syswin Real Estate Brokerage Company Limited (“Huizhou Syswin”)	November 2 2006	PRC	—	Subsidiary of Shenzhen Syswin	Sales agency

31	Chengdu Xing Yuan Hang Real Estate Brokerage Company Limited (“Chengdu Xing Yuan Hang”)	June 20 2011	PRC	—	Subsidiary of Shenzhen Syswin	Sales agency

   * The Group disposed of its equity interest in Zhi Di Management and Chuang Xin in July and August 2010, respectively.

* * Shenzhen Xingyan Real Estate Consulting Co., Ltd was renamed as Shenzhen Syswin Xing Ye Real Estate Brokerage Company Limited (“Shenzhen Syswin”) after acquired by Syswin Xing Ye on February 13, 2011.